Retirement plans - Additional information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Retirement obligation (asset)	$ 31,852,000	$ 22,170,000
Weighted average duration of defined benefit obligation	8 years
Unfunded | Chile
Disclosure of net defined benefit liability (asset) [line items]
Retirement obligation (asset)	$ 35,300,000	28,100,000
Estimate of contributions expected to be paid to plan for next annual reporting period	9,500,000
Funded
Disclosure of net defined benefit liability (asset) [line items]
Retirement obligation (asset)	(4,800,000)	(5,700,000)
Estimate of contributions expected to be paid to plan for next annual reporting period	0
Funded | Europe
Disclosure of net defined benefit liability (asset) [line items]
Retirement obligation (asset)	1,400,000	$ (200,000)
Estimate of contributions expected to be paid to plan for next annual reporting period	$ 500,000